HIGH INCOME
PORTFOLIO

Merrill Lynch
Corporate Bond Fund, Inc.



FUND LOGO



Semi-Annual Report

March 31, 2000




This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.




Merrill Lynch
Corporate Bond Fund, Inc.
Box 9011
Princeton, NJ
08543-9011



Printed on post-consumer recycled paper



HIGH INCOME PORTFOLIO


TO OUR SHAREHOLDERS

The High-Yield Market
The six-month period ended March 31, 2000 was dominated by interest rate tensions. On March 21, 2000, the Federal Reserve Board raised the Federal Funds rate (the rate at which commercial banks borrow from the Federal Reserve) from 5.75% to 6.00%. This action--the fifth quarter point increase since last June--was generally expected. The Federal Reserve Board has been clear that its intent is to continue to raise interest rates until economic growth slows to a pace that it considers noninflationary. Recent reported increases in inflation can only reinforce this conviction. Most forecasters anticipate one or more additional moves before the Federal Reserve Board's objective is achieved. In this environment, the high-yield market was weak. The flow of funds reported by high-yield mutual funds remained negative, with a reported outflow for the six-month period of $6.8 billion. There was also evidence of diminished interest in the high-yield market by asset allocaters as well. For example, it was recently reported that the San Francisco City and County Retirement System will trim its high-yield exposure. The reasons for the lack of investor interest in the high-yield market and its lackluster performance seem to relate to the following factors:

In an environment of rising interest rates, fixed-income securities are not a compelling investment category, particularly during a period of excellent equity returns.

The performance of the high-yield asset class has been lackluster since the summer of 1998 when default by Russia on its local currency debt ignited a rush to quality. While the market recovered to an extent, the volatility exhibited during this period was a turnoff.

The high-yield market grew at a compound annual rate of 18.2% over the five years ended December 1999. The market is primarily an institutional over-the-counter market with the liquidity necessary to facilitate efficient trading provided by Wall Street. More capital is required to support the larger market and heavier trading volumes. In 1999, in response to capital losses experienced during the market crash in the previous year, Wall Street significantly reduced capital employed in corporate bond trading. This reduced market ability and raised the level of volatility. Investors have therefore demanded a higher risk premium.

Portfolio Matters
For the six-month period ended March 31, 2000, the Portfolio's Class A, Class B, Class C and Class D Shares had total returns of +3.19%, +2.80%, +2.62% and +3.07%, respectively. (Results shown do not include sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 5 and 6 of this report to shareholders.) This compared favorably to the CSFB Global High Yield Index (an unmanaged benchmark that broadly reflects the market as a whole), which had a total return of +0.77% for the same period. Reasons for the Portfolio's outperformance included our overweighted position in corporate emerging market issues, a modestly shorter average maturity and somewhat better issue selection than the benchmark. In the weaker sectors, the Portfolio sidestepped some of the worst perfomers that dragged down results for the Index. We avoided supermarkets, as well as food and beverage credits that succumbed to competitive pressures in recent months.

At March 31, 2000, cash equivalents constituted 1.1% of the Portfolio's net assets. The Portfolio was broadly diversified by company and industry. Communications and media remained our largest broad industry category, equaling 27.4% of the Portfolio. Foreign bonds amounted to 30% of the Portfolio, with emerging markets holdings (primarily Latin American corporate bonds) accounting for 18.1%. (See page 4 of this report to shareholders for a list of the Portfolio's Five Largest Industries and Top Five Foreign Countries in the Portfolio.) At March 31, 2000, the average maturity of the portfolio was 6.8 years.


Merrill Lynch Corporate Bond Fund, Inc., High Income Portfolio
March 31, 2000


Investment Outlook and Strategy
Despite the market's poor performance, the fundamentals are generally attractive and valuation is compelling. Credit quality is generally improving. Large sectors of the high-yield market are exhibiting excellent earnings momentum. Oil and gas producers, paper and forest products, steel, non-ferrous metals, transportation and chemicals are experiencing cyclical earnings recoveries. By March 31, 2000, these sectors comprised 19.9% of the CSFB Global High Yield Index and 28.9% of the Portfolio. Cable, communications and broadcasting continue to experience excellent fundamentals and constituted 36.4% of the benchmark and the Portfolio. Default rates (a lagging indicator) peaked last fall and have been declining. Moody's Investors Service, Inc.'s trailing 12-month default rates (as a percentage of issuers) was 5.64% through March 31, 2000, compared with a 6.06% rate at the October 1999 peak. We believe the trend will continue down. Finally, the current yield on the benchmark CSFB Global High Yield Index was 11.4% at March 31, 2000. At an average price of $83.3 per $100 of par value, the yield to maturity was 12.9%. These are the highest levels since 1992. The yield spread relative to Treasury securities of comparable maturity was 6.75%, almost 2% higher than the average over the last eight years.

With attractive valuation dominating our strategic view, we are structuring the Portfolio in an effort to enhance returns in a better environment. An improved market is probably not near as the return of investor interest in the high-yield asset class would seem to require a more positive interest rate outlook and perhaps also some measure of investor disenchantment with equities.

In Conclusion
We appreciate your ongoing investment in High Income Portfolio of Merrill Lynch Corporate Bond Fund, Inc., and we look forward to assisting you with your financial needs in the months and years ahead.

Sincerely,



(Terry K. Glenn)
Terry K. Glenn
President and Director



(Vincent T. Lathbury III)
Vincent T. Lathbury III
Senior Vice President and Portfolio Manager



May 8, 2000



To reduce shareholders' expenses, Merrill Lynch Corporate Bond Fund, Inc.--High Income Portfolio will no longer be printing and mailing quarterly reports to shareholders. We will continue to provide you with reports on a semi-annual and annual basis.



Effective May 15, 2000, each class of shares of High Income
Portfolio is being offered to the public for purchase or exchange. Also effective May 31, 2000, High Income Portfolio may invest up to 30% of its assets in fixed-income securities of issuers outside the United States.



Merrill Lynch Corporate Bond Fund, Inc., High Income Portfolio
March 31, 2000


PORTFOLIO INFORMATION
As of March 31, 2000

                                                                                                           Percent of
Ten Largest Corporate Holdings                                                                             Net Assets
Nextel Communications, Inc.   Nextel is the largest specialized mobile radio (SMR) and enhanced specialized     3.1%
and Affiliates                mobile radio (ESMR) provider in the United States, with licenses covering 98%
                              of the American population. While Nextel's SMR system is virtually nationwide, the company is still building out a national ESMR system. Through its 100%-owned subsidiary, Nextel International Inc., Nextel is also building networks in
                              Latin America and Asia.

Millicom International        Millicom International Cellular develops and operates cellular telephone           1.7
Cellular                      systems worldwide. The company has interest in 33 cellular systems in 20 countries, primarily in emerging markets.

GS Superhighway               The company is an indirect holding company that owns a 50% stake in Guangzhou-     1.7
Holdings                      Shenzhen-Zhuhai East Superhighway Company Limited (GSZ East), Ltd., a joint-
                              venture company with the Guanghong Provincial Bureau of Communications. Open to traffic and collecting tolls since 1994, GSZ East is a 122.8-km, dual three lane expressway that serves as the principal highway transportation route linking the highly populous region of southern Guangdong Province and Hong King with the rest of Guangdong Province and the other southern provinces in the
                              People's Republic of China.

UnitedGlobalCom Inc.          UnitedGlobalCom (formerly known as United International Holdings) is a global      1.6
                              broadband communications provider of video, voice and data services with operations in various countries around the world. The company serves video subscribers, telephony access lines, and high-speed broadband accounts.
                              United Global Communications also provides television programming services to subscribers worldwide.

Columbia/HCA                  Columbia/HCA Healthcare Corp. is the nation's largest investor-owned hospital      1.6
Healthcare Corp.              management company. The company currently operates 205 general, acute care hospitals and 81 outpatient surgery centers in 24 states, London and Geneva.
                              Columbia's US facilities are primarily located in urban areas.

USAir Inc.                    USAir Inc., the primary operating subsidiary of US Airways Group, Inc., is         1.5
                              the sixth-largest domestic air carrier, as ranked by revenue passenger miles flown. The company dominates East Coast airports from New England to Florida with its fleet of 383 jets, and provides regularly scheduled service at
                              107 airports, including airports in Canada, Mexico, France, Germany, Italy,
                              Spain, the United Kingdom and the Caribbean. Its principal hubs are located at major airports in Charlotte, Philadelphia and Pittsburgh. The company's more than 2,000 daily flights transported 56 million passengers in 1999. Our investment includes a sizable amount of equipment trust certificates secured by modern, saleable aircraft.

Transtar Holdings LP          The company owns a 51% voting and 54% economic interest in Transtar Inc.           1.5
                              (Transtar), a transportation holding company composed of two business groups:
                              the railroad group and the marine group. Transtar provides the sole rail access to, as well as the primary water transport for, nearly all the steel making plants of USX Corporation (USX). The company's transportation groups service USX and other domestic steel producers by delivering raw materials, such as iron ore pellets, limestone, coal and coke, to steel-producing facilities, by moving materials within certain steel plants and by trans-
                              porting semi-finished and finished products from such facilities. Transtar also hauls coal and other freight for numerous other customers.

CSN Iron SA                   CSN (Companhia Siderurgica Nacional) is the largest steel producer in Latin        1.4
                              America. It manufactures and distributes hot-rolled, cold-rolled and galvanized steel products and tin mill products. CSN distributes primarily to customers in the automobile, auto-parts, civil construction, tubes and pipes and electrical equipment industries. The company markets its products mainly in
                              Latin America, North America, Europe and Asia.

Fresenius Medical Care        Fresenius Medical Care is the world's largest vertically integrated provider       1.4
                              of dialysis products and services to patients suffering from chronic kidney failure. Fresenius Medical Care is a 50.3% subsidiary of Fresenius AG and is based in Germany.

Espirito Santo-Escelsa        The company generates, transmits and distributes electric power throughout         1.3
                              the Brazilian state of Espirito Santo. The company's major customers are industrial and residential consumers. Through its subsidiary Magistra
                              Participacoes SA, Escelsa has an interest in the electric utility Enersul and the cable company TV a Cabo Vitoria SA.


Merrill Lynch Corporate Bond Fund, Inc., High Income Portfolio
March 31, 2000


PORTFOLIO INFORMATION (concluded)


As of March 31, 2000

Quality Profile*                        Percent of
S&P Rating/Moody's Rating              Market Value

BBB/Baa                                     4.3%
BB/Ba                                      29.4
B/B                                        54.8
CCC/Caa                                     6.0
NR(Not Rated)                               5.5


*In cases when bonds are rated differently by Standard & Poor's
 Corporation and Moody's Investors Service, Inc., bonds are categorized according to the higher of the two ratings.



                                        Percent of
Five Largest Industries                 Net Assets

Transportation                              7.7%
Health Services                             7.4
Energy                                      7.3
Steel                                       5.9
Wireless Communications--International      4.9



Geographic Profile                      Percent of
Top Five Foreign Countries*             Net Assets

Brazil                                      5.0%
Mexico                                      4.0
Argentina                                   3.8
Indonesia                                   2.8
Canada                                      2.8

*All holdings are denominated in US dollars.



Merrill Lynch Corporate Bond Fund, Inc., High Income Portfolio
March 31, 2000


PERFORMANCE DATA


About Fund Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 4% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.50% and an account maintenance fee of 0.25%. These classes of shares automatically convert to Class D Shares after approximately 10 years. (There is no initial sales charge for automatic share conversions.)

* Class C Shares are subject to a distribution fee of 0.55% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 4% and an account maintenance fee of 0.25% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.


Recent Performance Results
                                                                                                    Ten Year/
                                                                       6 Month        12 Month   Since Inception  Standardized
As of March 31, 2000                                                 Total Return   Total Return   Total Return   30-Day Yield
High Income Portfolio Class A Shares*                                    +3.19%         +2.40%       +182.44%         11.87%
High Income Portfolio Class B Shares*                                    +2.80          +1.62        +161.92          11.57
High Income Portfolio Class C Shares*                                    +2.62          +1.42         +43.32          11.52
High Income Portfolio Class D Shares*                                    +3.07          +2.14         +47.78          11.62
Merrill Lynch High Yield US Corporates, Cash Pay Index**                 -0.74          -1.33     +179.49/+56.20       --
CS First Boston Global High Yield Index**                                +0.77          +0.30     +189.27/+52.24       --
Ten-Year US Treasury Securities***                                       +2.75          -1.71     +112.08/+49.41       --

  *Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. The
   Fund's ten year/since inception periods are ten years for Class A &
   Class B Shares and from 10/21/94 for Class C & Class D Shares.
 **Unmanaged. These market-weighted indexes mirror the high-yield debt market of securities rated BBB or lower. Ten year/since inception total returns for Merrill Lynch High Yield US Corporates,
   Cash Pay Index are ten years and from 10/21/94, respectively. Ten year/since inception total returns for CS First Boston Global High
   Yield Index are ten years and from 10/31/94, respectively.
***Ten year/since inception total returns are ten years and from 10/31/94, respectively.


Merrill Lynch Corporate Bond Fund, Inc., High Income Portfolio
March 31, 2000


PERFORMANCE DATA (concluded)


Average Annual Total Return

                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class A Shares*

Year Ended 3/31/00                        + 2.40%        - 1.70%
Five Years Ended 3/31/00                  + 7.46         + 6.59
Ten Years Ended 3/31/00                   +10.94         +10.49

 *Maximum sales charge is 4%.
**Assuming maximum sales charge.


                                         % Return        % Return
                                       Without CDSC     With CDSC**

Class B Shares*

Year Ended 3/31/00                        + 1.62%        - 2.06%
Five Years Ended 3/31/00                  + 6.65         + 6.65
Ten Years Ended 3/31/00                   +10.11         +10.11

 *Maximum contingent deferred sales charge is 4% and is reduced to 0%
  after 4 years.
**Assuming payment of applicable contingent deferred sales charge.


                                         % Return        % Return
                                       Without CDSC     With CDSC**

Class C Shares*

Year Ended 3/31/00                         +1.42%         +0.50%
Five Years Ended 3/31/00                   +6.56          +6.56
Inception (10/21/94)
through 3/31/00                            +6.83          +6.83

 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class D Shares*

Year Ended 3/31/00                         +2.14%         -1.94%
Five Years Ended 3/31/00                   +7.17          +6.30
Inception (10/21/94)
through 3/31/00                            +7.44          +6.63

 *Maximum sales charge is 4%.
**Assuming maximum sales charge.


Merrill Lynch Corporate Bond Fund, Inc., High Income Portfolio
March 31, 2000


SCHEDULE OF INVESTMENTS                                                                                   (in US dollars)
                 S&P    Moody's    Face
Industries      Rating   Rating   Amount                      Issue                                            Value

Bonds
Aerospace--1.1%   B-      B3   $ 20,000,000   Fairchild Corporation, 10.75% due 4/15/2009                 $   10,100,000
                  B       B2     15,000,000   Hexcel Corporation, 9.75% due 1/15/2009                         12,825,000
                  B+      B1     25,000,000   Kitty Hawk, Inc., 9.95% due 11/15/2004                          22,125,000
                                                                                                          --------------
                                                                                                              45,050,000

Airlines--1.5%                                Piedmont Aviation, Inc.:
                  NR*     Ba3     1,985,000     Series E, 10.30% due 3/28/2007                                 2,017,614
                  NR*     Ba3     1,950,000     Series F, 10.35% due 3/28/2011                                 1,995,844
                  BB-     Ba3     1,500,000     Series H, 10% due 11/08/2012                                   1,500,585
                  NR*     Ba3     1,304,000     Series J, 10.05% due 5/13/2005                                 1,291,586
                  BB-     Ba3     1,116,000     Series J, 10.10% due 5/13/2007                                 1,123,215
                  BB-     Ba3     3,767,000     Series J, 10.10% due 5/13/2009                                 3,790,204
                  BB-     Ba3     2,710,000     Series J, 10.15% due 5/13/2011                                 2,737,804
                  NR*     Ba3     2,226,000     Series K, 10% due 5/13/2004                                    2,197,563
                  NR*     Ba3     2,666,000     Series K, 10.10% due 5/13/2008                                 2,681,209
                  NR*     Ba3     2,550,000     Series K, 10.15% due 5/13/2010                                 2,574,760
                                              USAir Inc.:
                  CCC+    B3      5,000,000     9.625% due 2/01/2001                                           4,950,750
                  NR*     Ba3     1,092,000     Series 88F, 10.70% due 1/01/2003                               1,098,383
                  NR*     Ba3     1,092,000     Series 88G, 10.70% due 1/01/2003                               1,098,383
                  NR*     Ba3     1,092,000     Series 88H, 10.70% due 1/01/2003                               1,098,383
                  NR*     Ba3     1,092,000     Series 88I, 10.70% due 1/01/2003                               1,098,383
                  BB-     Ba3     3,637,834     Series 89A1, 9.33% due 1/01/2006+++                            3,787,477
                  BB-     Ba3    25,000,000     Series 93A3, 10.375% due 3/01/2013                            21,375,000
                  BB-     Ba3     1,432,000     Series A, 10.70% due 1/15/2007                                 1,461,270
                  BB-     Ba3     1,815,000     Series C, 10.70% due 1/15/2007                                 1,852,099
                  BB-     Ba3     1,107,000     Series E, 10.70% due 1/15/2007                                 1,129,627
                                                                                                          --------------
                                                                                                              60,860,139

Automotive--                                  Venture Holdings Trust:
0.8%              B       B2     25,000,000     11% due 6/01/2007                                             22,500,000
                  B-      B3     10,000,000     12% due 6/01/2009                                              8,200,000
                                                                                                          --------------
                                                                                                              30,700,000

Broadcasting--    NR*     NR*     4,686,000   Acme Intermediate Holdings/Finance, 0/12% due
Radio &                                       9/30/2005 (e)                                                    3,209,910
Television--      B-      B3      3,000,000   Acme Television/Finance, 10.976% due 9/30/2004 (e)               2,685,000
1.7%              B-      B3     15,000,000   LIN Holdings Corp., 10.299% due 3/01/2008 (e)                    9,262,500
                  B-      B2     22,000,000   LIN Television Corporation, 8.375% due 3/01/2008                19,140,000
                                              Sinclair Broadcasting Group Inc.:
                  B       B2     20,000,000     10% due 9/30/2005                                             19,400,000
                  B       B2     15,000,000     8.75% due 12/15/2007                                          12,975,000
                                                                                                          --------------
                                                                                                              66,672,410

Cable--           B+      B1     10,000,000   Adelphia Communications, 7.875% due 5/01/2009                    8,550,000
Domestic--        BB-     Ba3     8,750,000   CSC Holdings Inc., 9.875% due 5/15/2006                          8,968,750
3.1%                                          Century Communications Corporation:
                  BB-     B1     30,000,000     9.75% due 2/15/2002                                           30,150,000
                  BB-     B1     20,000,000     9.50% due 3/01/2005                                           19,400,000
                  B+      B2     15,000,000   Charter Communications Holdings LLC, 8.625% due
                                              4/01/2009                                                       13,312,500
                  B+      B1     40,000,000   Olympus Communications LP/Capital Corp., 10.625% due
                                              11/15/2006                                                      40,850,000
                                                                                                          --------------
                                                                                                             121,231,250


Merrill Lynch Corporate Bond Fund, Inc., High Income Portfolio
March 31, 2000


SCHEDULE OF INVESTMENTS (continued)                                                                       (in US dollars)
                 S&P    Moody's    Face
Industries      Rating   Rating   Amount                      Issue                                            Value

Bonds (continued)
Cable--                                     ++Australis Media Ltd.:
International--   NR*     NR*  $  1,077,816     14.398% due 11/01/2002 (e)                                $      619,744
4.2%              D       NR*    79,117,000     1.75%/15.75% due 5/15/2003 (a)(d)                              1,977,925
                  D       NR*     1,353,490     1.75%/15.75% due 5/15/2003 (d)                                    20,302
                  CCC+    Caa1   10,000,000   Cable Satisfaction International, 12.75% due 3/01/2010           9,500,000
                                              Cablevision SA:
                  BB      B1     20,000,000     13.75% due 4/30/2007 (i)++++                                  19,773,800
                  BB      B1     15,000,000     13.75% due 5/01/2009                                          15,037,500
                  B-      B3     22,000,000   Diamond Cable Communications PLC, 10.882% due
                                              2/15/2007 (e)                                                   16,940,000
                  D       Caa3   33,500,000 ++Supercanal Holdings SA, 11.50% due 5/15/2005 (i)                18,676,250
                  B-      B3     93,000,000   UnitedGlobalCom Inc., 10.75% due 2/15/2008 (c)(e)               64,635,000
                  B       B2     35,000,000   United Pan-Europe Communications, 13.75% due
                                              2/01/2010 (e)(i)                                                17,675,000
                                                                                                          --------------
                                                                                                             164,855,521

Capital Goods--                               International Wire Group, Inc.:
1.2%              B-      B3     15,000,000     11.75% due 6/01/2005                                          15,225,000
                  B-      B3     15,000,000     Series B, 11.75% due 6/01/2005                                15,225,000
                  B-      B3     25,250,000   Trench Electric & Trench Inc., 10.25% due 12/15/2007            17,170,000
                                                                                                          --------------
                                                                                                              47,620,000

Chemicals--                                   ISP Holdings Inc.:
1.2%              BB-     Ba3    19,502,000     9.75% due 2/15/2002                                           18,575,655
                  BB-     Ba3    10,000,000     9% due 10/15/2003                                              9,000,000
                  BB      Ba3    20,000,000   Lyondell Chemical Company, 9.625% due 5/01/2007                 19,100,000
                                                                                                          --------------
                                                                                                              46,675,655

Child Care--      B-      B3     20,000,000   Kindercare Learning Centers, Inc., 9.50% due 2/15/2009          18,100,000
0.5%

Computer          B       B2     34,000,000   Advanced Micro Devices, Inc., 11% due 8/01/2003                 33,830,000
Services--        CCC     Caa1   35,500,000   Dictaphone Corp., 11.75% due 8/01/2005                          35,322,500
Electronics--                                 PSINet, Inc.:
3.7%              B-      B3     15,000,000     10% due 2/15/2005                                             14,175,000
                  B-      B3     25,000,000     10.50% due 12/01/2006 (i)                                     24,000,000
                  NR*     NR*    13,000,000   Splitrock Services Inc., 11.75% due 7/15/2008                   13,780,000
                  B       B2     30,000,000   Zilog Inc., 9.50% due 3/01/2005                                 26,850,000
                                                                                                          --------------
                                                                                                             147,957,500

Conglomerates--   BB      Ba3    10,000,000   Dine, SA de CV, 8.75% due 10/15/2007                             9,175,000
0.8%              B-      B3     25,000,000   Eagle-Picher Industries, 9.375% due 3/01/2008                   21,375,000
                                                                                                          --------------
                                                                                                              30,550,000

Consumer          B-      B3     12,000,000   Albecca Inc., 10.75% due 8/15/2008                               9,540,000
Products--0.6%    B       B3     20,000,000   Corning Consumer Products, 9.625% due 5/01/2008                 13,100,000
                                                                                                          --------------
                                                                                                              22,640,000

Consumer          CCC+    Caa2    8,000,000   AP Holdings Inc., 11.164% due 3/15/2008 (e)                      1,640,000
Services--0.2%    CCC+    Caa1   15,000,000   Apcoa Inc., 9.25% due 3/15/2008                                  8,343,750
                                                                                                          --------------
                                                                                                               9,983,750

Convertible       B-      Caa1    6,375,000   Quantum Health Resources, Inc., 4.75% due 10/01/2000             5,912,813
Bonds**--0.1%


Merrill Lynch Corporate Bond Fund, Inc., High Income Portfolio
March 31, 2000

SCHEDULE OF INVESTMENTS (continued)                                                                       (in US dollars)
                 S&P    Moody's    Face
Industries      Rating   Rating   Amount                      Issue                                            Value

Bonds (continued)
Energy--6.7%                                  Benton Oil & Gas Co.:
                  B       B3   $  5,000,000     11.625% due 5/01/2003                                     $    3,387,500
                  B       B3     20,000,000     9.375% due 11/01/2007                                         12,350,000
                  B       B3     20,000,000   Chesapeake Energy Corp., 9.625% due 5/01/2005                   18,650,000
                  B       B2     15,000,000   Clark R & M, Inc., 8.875% due 11/15/2007                         9,075,000
                  B       B3     25,000,000   Clark USA Inc., 10.875% due 12/01/2005                          12,625,000
                  B-      Caa1   25,000,000   Energy Corp. of America, 9.50% due 5/15/2007                    16,875,000
                  BB-     Ba3    25,000,000   Ocean Energy Inc., 8.375% due 7/01/2008                         23,375,000
                  CCC     B3     30,000,000   Ocean Rig Norway AS, 10.25% due 6/01/2008                       25,050,000
                  B+      B1     35,000,000   Parker Drilling Co., 9.75% due 11/15/2006                       33,337,500
                  BB-     Ba3    25,000,000   RBF Finance Company, 11% due 3/15/2006                          26,250,000
                  CCC-    Caa2   15,000,000   Southwest Royalties Inc., 10.50% due 10/15/2004                  8,925,000
                  BB-     B1     30,000,000   Tesoro Petroleum Corp., 9% due 7/01/2008                        27,900,000
                  NR*     C      10,000,000 ++TransAmerican Energy Corp., 13% due 6/15/2002                    1,000,000
                  NR*     NR*    36,000,000   TransAmerican Refining Corporation, 13% due
                                              12/15/2002 (g)                                                  36,180,000
                  B-      B3     16,000,000   United Refining Co., 10.75% due 6/15/2007                        9,680,000
                                                                                                          --------------
                                                                                                             264,660,000

Entertainment--   CCC+    Caa1   27,495,000   AMF Bowling Worldwide Inc., 12.581% due 3/15/2006 (e)            8,111,025
0.7%              B-      Caa2   24,000,000   Regal Cinemas Inc., 9.50% due 6/01/2008                         10,200,000
                  B       B1     10,000,000   Vail Resorts Inc., 8.75% due 5/15/2009                           9,100,000
                                                                                                          --------------
                                                                                                              27,411,025

Financial         CCC-    Caa3   20,000,000   Amresco Inc., 9.875% due 3/15/2005                              14,900,000
Services--0.7%    D       caa    20,000,000   SIG Capital Trust I, 9.50% due 8/15/2027 (i)                     4,550,000
                  B       NR*    17,000,000   Veritas Capital Trust, 10% due 1/01/2028                        10,242,500
                                                                                                          --------------
                                                                                                              29,692,500

Food & Beverage--                             Chiquita Brands International Inc.:
1.1%              B       B1     25,000,000     9.125% due 3/01/2004                                          21,437,500
                  B       B1     20,000,000     10.25% due 11/01/2006                                         15,700,000
                  CCC     Caa1   20,000,000   DGS International Finance Company BV, 10% due
                                              6/01/2007 (i)                                                    6,850,000
                                                                                                          --------------
                                                                                                              43,987,500

Gaming--4.0%      NR*     NR*         3,600   Capital Gaming International, Inc., 12% due 5/28/2001                1,260
                  D       Caa1   42,126,000 ++GB Property Funding Corp., 10.875% due 1/15/2004                29,698,830
                                              Jazz Casino Co. LLC:
                  NR*     NR*    43,482,846     5.987% due 11/15/2009 (l)++++                                 22,393,666
                  NR*     NR*     2,524,830     Contingent Notes, due 11/15/2009 (f)                                   0
                  BB+     Ba2    20,000,000   Park Place Entertainment, 7.875% due 12/15/2005                 18,500,000
                                              Trump Atlantic City Associates/Funding Inc.:
                  B-      B3     35,100,000     11.25% due 5/01/2006                                          23,604,750
                  B-      B3     32,900,000     11.25% due 5/01/2006                                          22,125,250
                                              Venetian Casino/LV Sands:
                  B-      Caa1   30,000,000     12.25% due 11/15/2004                                         28,425,000
                  CCC+    Caa3   17,500,000     14.25% due 11/15/2005                                         13,212,500
                                                                                                          --------------
                                                                                                             157,961,256

Health Services   B-      B3      8,800,000   ALARIS Medical Systems, Inc., 9.75% due 12/01/2006               7,348,000
--7.4%            B+      B1     40,000,000   Beverly Enterprises Inc., 9% due 2/15/2006                      34,050,000
                                              Columbia/HCA Healthcare Corp.:
                  BB+     Ba2     1,000,000     6.91% due 6/15/2005                                              907,500
                  BB+     Ba2     8,460,000     8.85% due 1/01/2007                                            8,269,650


Merrill Lynch Corporate Bond Fund, Inc., High Income Portfolio
March 31, 2000


SCHEDULE OF INVESTMENTS (continued)                                                                       (in US dollars)
                 S&P    Moody's    Face
Industries      Rating   Rating   Amount                      Issue                                            Value

Bonds (continued)
Health Services                               Columbia/HCA Healthcare Corp. (concluded):
(concluded)       BB+     Ba2  $ 10,000,000     7.25% due 5/20/2008                                       $    8,925,000
                  NR*     Ba2    14,150,000     8.70% due 2/10/2010                                           13,584,000
                  BB+     Ba2    17,640,000     9% due 12/15/2014                                             17,022,600
                  BB+     Ba2     2,500,000     7.50% due 12/15/2023                                           2,037,500
                  BB+     Ba2    15,000,000     8.36% due 4/15/2024                                           13,612,500
                  CCC+    B3     39,491,000   Extendicare Health Services, 9.35% due 12/15/2007               20,732,775
                  B+      ba3    20,000,000   Fresenius Medical Capital Trust I, 9% due 12/01/2006            19,050,000
                  B+      ba3    40,000,000   Fresenius Medical Capital Trust II, 7.875% due 2/01/2008        35,300,000
                  CCC+    B3     27,225,000   Kinetic Concepts, Inc., 9.625% due 11/01/2007                   19,738,125
                  B-      Caa1   50,000,000   Magellan Health Services, 9% due 2/15/2008                      34,750,000
                                            ++Mariner Post--Acute Network:
                  D       C      49,000,000     9.50% due 11/01/2007                                           1,225,000
                  D       C      12,750,000     10.50% due 11/01/2007                                            159,375
                  CC      Caa3    8,000,000   Mediq Inc./PRN Life Support, 11% due 6/01/2008                     840,000
                  B+      B3     15,000,000   PharMerica, Inc., 8.375% due 4/01/2008                           8,025,000
                                              Tenet Healthcare Corp.:
                  BB-     Ba3    22,000,000     8.625% due 1/15/2007                                          20,900,000
                  BB-     Ba3    30,000,000     8.125% due 12/01/2008                                         27,525,000
                                                                                                          --------------
                                                                                                             294,002,025

Home Builders--                               US Home Corp.:
0.8%              BB-     B1     22,000,000     8.88% due 8/15/2007                                           21,725,000
                  BB-     B1     10,000,000     8.875% due 2/15/2009                                           9,850,000
                                                                                                          --------------
                                                                                                              31,575,000

Hotels--1.3%                                  HMH Properties, Inc.:
                  BB      Ba2    40,000,000     7.875% due 8/01/2008                                          33,900,000
                  BB      Ba2     9,000,000     8.45% due 12/01/2008                                           7,863,750
                                              Signature Resorts, Inc.:
                  B       Caa1   10,000,000     9.25% due 5/15/2006                                            6,050,000
                  CCC+    Caa2    5,000,000     9.75% due 10/01/2007                                           2,025,000
                                                                                                          --------------
                                                                                                              49,838,750

Independent                                   The AES Corporation:
Power             B+      Ba3    25,000,000     10.25% due 7/15/2006                                          24,375,000
Producers--2.5%   B+      Ba3    15,000,000     8.375% due 8/15/2007                                          13,125,000
                  BB+     Ba2    30,000,000   CE Casecnan Water & Energy Co., 11.45% due 11/15/2005           29,284,020
                  BB      Ba1    10,000,000   ESI Tractebel Acquisition Corp., 7.99% due 12/30/2011            8,605,810
                  BB+     Ba1    25,000,000   Monterrey Power, SA de CV, 9.625% due 11/15/2009 (i)            23,500,000
                                                                                                          --------------
                                                                                                              98,889,830

Industrial        CCC+    Caa1    9,500,000   Thermadyne Holdings Corp., 12.426% due 6/01/2008 (e)             4,037,500
Services--0.3%    CCC+    B3     12,000,000   Thermadyne Manufacturing, 9.875% due 6/01/2008                   9,660,000
                                                                                                          --------------
                                                                                                              13,697,500

Industrials--0.9% CCC     Caa1    3,100,000   American Skiing Co., 12% due 7/15/2006                           2,642,750
                  B+      B1     16,000,000   Energis PLC, 9.75% due 6/15/2009                                15,920,000
                  B-      B2     30,000,000   Protection One Alarm Monitoring, 8.125% due 1/15/2009 (i)       17,550,000
                                                                                                          --------------
                                                                                                              36,112,750

Internet          BB-     B2      5,000,000   Williams Communication Group Inc., 10.875% due 10/01/2009        4,962,500
Transport--0.1%


Merrill Lynch Corporate Bond Fund, Inc., High Income Portfolio
March 31, 2000


SCHEDULE OF INVESTMENTS (continued)                                                                       (in US dollars)
                 S&P    Moody's    Face
Industries      Rating   Rating   Amount                      Issue                                            Value

Bonds (continued)
Media &           NR*     NR*  $ 30,500,000   Comtel Brasileira Ltd., 10.75% due 9/26/2004 (i)            $   29,661,250
Communications--                              Globo Comunicac'es e Participacoes, Ltd. (i):
International--   B+      B2     35,000,000     10.50% due 12/20/2006                                         31,237,500
3.8%              B+      B2     10,000,000     10.625% due 12/05/2008                                         8,650,000
                  B       B3     35,000,000   Impsat Corp., 12.375% due 6/15/2008                             30,712,500
                  B+      B2     40,000,000   Orion Network Systems, Inc., 15.877% due 1/15/2007 (e)          21,000,000
                                              Telefonica de Argentina:
                  BBB-    B1     20,000,000     11.875% due 11/01/2004                                        21,500,000
                  BBB-    B1     10,000,000     9.125% due 5/07/2008 (i)                                       9,725,000
                                                                                                          --------------
                                                                                                             152,486,250

Metals &          CC      Ca     20,000,000   AEI Resources Inc., 11.50% due 12/15/2006 (i)                    1,100,000
Mining--3.3%      BB      Ba2    15,000,000   Great Central Mines Ltd., 8.875% due 4/01/2008                  13,500,000
                  CCC+    B3     35,000,000   Kaiser Aluminum & Chemical Corp., 12.75% due 2/01/2003          32,550,000
                  B       B2     20,000,000   Metals USA Inc., 8.625% due 2/15/2008                           18,100,000
                  BB-     B1     25,000,000   Murrin Murrin Holdings Property, 9.375% due 8/31/2007           21,125,000
                  B       B3     20,000,000   Ormet Corporation, 11% due 8/15/2008 (i)                        18,300,000
                  B       B2     30,000,000   P & L Coal Holdings Corp., 9.625% due 5/15/2008                 26,775,000
                                                                                                          --------------
                                                                                                             131,450,000

Packaging--0.8%   B+      Ba3    30,000,000   Vicap SA, 11.375% due 5/15/2007                                 29,812,500

Paper & Forest    CCC+    caa    21,000,000   APP Financial II Mauritius Ltd., 12% (g)(h)                     12,652,500
Products--4.2%    CCC+    B3     40,000,000   APP International Finance, 11.75% due 10/01/2005                34,400,000
                  B       B2     25,000,000   Ainsworth Lumber Company, 12.50% due 7/15/2007++++              26,500,000
                  B       Caa1   60,000,000   Doman Industries Limited, 8.75% due 3/15/2004                   49,500,000
                  CCC+    B3     14,500,000   Indah Kiat International Finance, 12.50% due 6/15/2006          11,455,000
                  CCC+    B3     10,000,000   Pindo Deli Financial Mauritius, 10.75% due 10/01/2007            7,175,000
                  CCC+    B3     32,500,000   Tjiwi Kimia Finance Mauritius, 10% due 8/01/2004                24,293,750
                                                                                                          --------------
                                                                                                             165,976,250

Product           D       Caa3   10,000,000   Ameriserve Food Distributors, 8.875% due 10/15/2006              1,250,000
Distribution--    CCC-    Ca     25,000,000   US Office Products Co., 9.75% due 6/15/2008                      9,125,000
0.3%                                                                                                      --------------
                                                                                                              10,375,000

Publishing &      BB-     Ba3     7,250,000   Primedia, Inc., 7.625% due 4/01/2008                             6,561,250
Printing--0.5%    BBB-    Baa3   15,000,000   World Color Press Inc., 7.75% due 2/15/2009                     14,381,685
                                                                                                          --------------
                                                                                                              20,942,935

Real Estate--     BB-     Ba3    30,000,000   Forest City Enterprises Inc., 8.50% due 3/15/2008               27,750,000
0.7%

Restaurants--     BB      NR*    27,000,000   FM 1993A Corp., 9.75% due 11/01/2003                            27,067,500
0.7%

Steel--5.9%       BB      Ba2    25,000,000   AK Steel Corp., 9.125% due 12/15/2006                           24,500,000
                  NR*     B2     65,000,000   CSN Iron SA, 9.125% due 6/01/2007 (i)                           54,437,500
                  BB-     B1     20,000,000   Hylsa, SA de CV, 9.25% due 9/15/2007 (i)                        18,250,000
                  B-      Caa2   20,000,000   Renco Steel Holdings, 10.875% due 2/01/2005                     18,700,000
                  B       Caa1   20,000,000   Republic Technology, 13.75% due 7/15/2009 (b)(i)                 4,500,000
                  B+      B2     25,000,000   WCI Steel Inc., 10% due 12/01/2004                              24,500,000
                  B-      B3     25,000,000   WHX Corp., 10.50% due 4/15/2005                                 23,187,500


Merrill Lynch Corporate Bond Fund, Inc., High Income Portfolio
March 31, 2000


SCHEDULE OF INVESTMENTS (continued)                                                                       (in US dollars)
                 S&P    Moody's    Face
Industries      Rating   Rating   Amount                      Issue                                            Value

Bonds (continued)
Steel                                         Weirton Steel Corp.:
(concluded)       B       B2   $  3,000,000     11.375% due 7/01/2004                                     $    3,075,000
                  B       B2     23,000,000     10.75% due 6/01/2005                                          23,287,500
                  B+      B2     43,000,000   Wheeling Pittsburgh Corp., 9.25% due 11/15/2007                 39,345,000
                                                                                                          --------------
                                                                                                             233,782,500

Supermarkets--                                Pueblo Xtra International Inc.:
0.3%              CCC+    B3     21,075,000     9.50% due 8/01/2003                                           11,064,375
                  CCC+    B3      3,000,000     Series C, 9.50% due 8/01/2003                                  1,515,000
                                                                                                          --------------
                                                                                                              12,579,375

Telephony--2.7%   B-      B3      9,500,000   Esprit Telecom Group PLC, 10.875% due 6/15/2008                  8,502,500
                  B-      B3      4,500,000   ICG Holdings Inc., 13.149% due 5/01/2006 (e)                     3,690,000
                  B       B2     20,000,000   Intermedia Communications Inc., 8.60% due 6/01/2008             17,700,000
                  B       B3     15,000,000   Level 3 Communications Inc., 9.125% due 5/01/2008               13,012,500
                  B       B2     40,000,000   Nextlink Communications Inc., 9% due 3/15/2008                  36,000,000
                                              RSL Communications PLC:
                  B-      B2     10,000,000     9.125% due 3/01/2008                                           8,050,000
                  B-      B2     38,000,000     11.038% due 3/01/2008 (e)                                     20,330,000
                                                                                                          --------------
                                                                                                             107,285,000

Textiles--0.6%    B       Ca     25,000,000   Galey & Lord, Inc., 9.125% due 3/01/2008                         9,125,000
                                            ++Polysindo International Finance Company BV:
                  D       Ca      7,500,000     8.719% (k)                                                     1,593,750
                  D       Ca     45,600,000     11.375% due 6/15/2006                                          9,690,000
                  D       Ca     14,250,000     9.375% due 7/30/2007                                           3,028,125
                                                                                                          --------------
                                                                                                              23,436,875

Transportation--  BB-     NR*    45,000,000   Autopistas del Sol SA, 10.25% due 8/01/2009 (i)                 37,462,500
7.3%              CCC     Caa1   20,000,000   Cathay International Ltd., 13.50% due 4/15/2008 (i)              8,900,000
                  BB-     Ba3    25,000,000   Eletson Holdings, Inc., 9.25% due 11/15/2003                    22,625,000
                                              GS Superhighway Holdings:
                  BB-     B1     43,000,000     9.875% due 8/15/2004                                          31,497,500
                  BB-     B1     49,000,000     10.25% due 8/15/2007                                          34,422,500
                  B+      B1     20,000,000   Gearbulk Holding Ltd., 11.25% due 12/01/2004                    20,550,000
                  B+      B2     45,000,000   TFM, SA de CV, 12.564% due 6/15/2009 (e)                        31,612,500
                                              Transportacion Maritima Mexicana, SA de CV:
                  BB-     Ba3    23,000,000     9.25% due 5/15/2003                                           20,010,000
                  BB-     Ba3    28,800,000     10% due 11/15/2006                                            24,840,000
                  B-      B2     55,606,000   Transtar Holdings LP, 13.375% due 12/15/2003                    57,413,195
                                                                                                          --------------
                                                                                                             289,333,195

Utilities--4.5%   BB      Ba3    15,000,000   Azurix Corporation, 10.75% due 2/15/2010 (i)                    15,000,000
                  NR*     NR*    20,000,000   CIA Saneamento Basico, 10% due 7/28/2005 (i)                    18,250,000
                  B       B1     10,000,000   Empresa Electricidad del Norte, 10.50% due 6/15/2005 (i)         4,325,000
                  B+      B2     60,000,000   Espirito Santo-Escelsa, 10% due 7/15/2007                       49,950,000
                  B+      NR*    37,000,000   Inversora de Electrica, 9% due 9/16/2004 (i)                    21,922,500
                  NR*     NR*    14,571,089   Sunflower Electric Power Corp., 8% due 12/31/2016                9,544,063
                  BB+     Ba2    40,924,800   TransGas de Occidente SA, 9.79% due 11/01/2010 (i)+++           35,604,576
                  NR*     NR*    21,759,590   Tucson Electric & Power Co., 10.732% due 1/01/2013 (g)+++       22,885,648
                                                                                                          --------------
                                                                                                             177,481,787


Merrill Lynch Corporate Bond Fund, Inc., High Income Portfolio
March 31, 2000


SCHEDULE OF INVESTMENTS (continued)                                                                       (in US dollars)
                 S&P    Moody's    Face
Industries      Rating   Rating   Amount                      Issue                                            Value

Bonds (concluded)
Waste             BB-     Ba3  $ 25,000,000   Allied Waste North America, 7.625% due 1/01/2006            $   20,625,000
Management--      NR*     Ca     23,700,000 ++Mid-American Waste Systems, Inc., 12.25% due 2/15/2003             829,500
0.6%              CCC     Ca     18,500,000   Safety-Kleen Services, 9.25% due 6/01/2008                       2,497,500
                                                                                                          --------------
                                                                                                              23,952,000

Wireless          CCC     Caa1   10,000,000   Airgate PCS Inc., 12.697% due 10/01/2009 (e)                     5,500,000
Communications--  CCC+    B3     10,000,000   Metrocall Inc., 9.75% due 11/01/2007                             8,350,000
Domestic--2.9%    CCC+    B3     40,000,000   Nextel Partners Inc., 14% due 2/01/2009 (e)                     25,600,000
                  NR*     NR*    35,000,000   Pagemart Wireless Inc., 13.086% due 2/01/2008 (e)               18,725,000
                  C       Caa3   45,000,000   Paging Network, Inc., 10% due 10/15/2008                        31,275,000
                  B       B3      3,250,000   Pinnacle Holdings Inc., 10% due 3/15/2008 (e)                    2,088,125
                  NR*     NR*     5,000,000   SBA Communications Corp., 12.308% due 3/01/2008 (e)              3,250,000
                  B-      B3     17,500,000   Spectrasite Holdings Inc., 12.875% due 3/15/2010 (e)(i)          8,618,750
                  B-      B2     22,000,000   VoiceStream Wireless Company/VoiceStream Wireless
                                              Holding Company, 11.875% due 11/15/2009 (e)(i)                  13,200,000
                                                                                                          --------------
                                                                                                             116,606,875

Wireless          B       B1     11,000,000   CTI Holdings SA, 11.50% due 4/15/2008 (e)                        7,067,500
Communications--  NR*     B3     10,000,000   ClearNet Communications, 10.044% due 5/01/2009 (e)               5,675,000
International--   B       B3     56,472,000   Comunicacion Celular SA, 12.68% due 3/01/2005 (e)(i)            37,412,700
4.9%              CCC+    Caa1   25,000,000   Dolphin Telecom PLC, 14.147% due 5/15/2004 (e)                   9,375,000
                  B-      Caa1   46,000,000   McCaw International Ltd., 13.611% due 4/15/2007 (e)             33,350,000
                  B-      Caa1   80,000,000   Millicom International Cellular, 13.413% due 6/01/2006 (e)      68,400,000
                  B-      Caa1   33,000,000   Nextel International Inc., 12.125% due 4/15/2008 (e)            20,295,000
                  CCC+    Caa1   18,000,000   Telesystem International Wireless Inc., 13.151% due
                                              6/30/2007 (e)                                                   11,610,000
                                                                                                          --------------
                                                                                                             193,185,200

                                              Total Investments in Bonds
                                              (Cost--$4,448,872,206)--91.2%                                3,615,102,916

                                    Shares
                                     Held

Preferred Stocks

Cable--International--0.6%           23,144   NTL Incorporated (Series B)++++                                 23,838,320

Conglomerates--0.2%                   3,100   Eagle-Picher Industries (Series B)                               8,912,500

Energy--0.3%                         10,705   R&B Falcon Corporation                                          11,909,313
                                              TCR Holdings (Convertible) (g):
                                    465,596     (Class B)                                                          4,656
                                    256,078     (Class C)                                                          2,561
                                    675,114     (Class D)                                                          6,751
                                  1,396,787     (Class E)                                                         13,968
                                                                                                          --------------
                                                                                                              11,937,249

Financial Services--0.7%          1,230,000   California Federal Bank (Series A)                              26,906,250

Product Distribution--0.0%          297,038   Nebco Evans Holding Co.++++                                        111,389

Publishing & Printing--0.9%                   Primedia, Inc.:
                                    125,000     (Series D)                                                    11,718,750
                                    292,500     (Series H)                                                    25,228,125
                                                                                                          --------------
                                                                                                              36,946,875

Telephony--0.4%                      15,020   Intermedia Communications Inc. (Convertible)++++                14,419,200


Merrill Lynch Corporate Bond Fund, Inc., High Income Portfolio
March 31, 2000


SCHEDULE OF INVESTMENTS (continued)                                                                       (in US dollars)
                                  Shares
Industries                         Held                       Issue                                            Value

Preferred Stocks (concluded)
Utilities--0.1%                       3,580   Crown Castle International Corporation++++                  $    3,553,150

Wireless Communications--            46,316   Nextel Communications, Inc. (Series E)++++                      44,347,570
Domestic--1.3%                        7,234   Rural Cellular Corp. (Series B)++++                              6,890,385
                                                                                                          --------------
                                                                                                              51,237,955

                                              Total Investments in Preferred Stocks
                                              (Cost--$223,379,728)--4.5%                                     177,862,888

Common Stocks

Cable--Domestic--0.0%                 2,887 ++CS Wireless Systems, Inc.                                            4,331

Energy--0.3%                        914,710 ++Chi Energy Inc. (Series B)                                      10,519,165

Entertainment--0.5%               1,184,150 ++On Command Corporation                                          17,836,259

Gaming--0.0%                            985 ++Capital Gaming International, Inc.                                      10
                                    732,105 ++JCC Holding Company (Class A)                                    1,189,671
                                                                                                          --------------
                                                                                                               1,189,681

Transportation--0.4%              1,306,668 ++HMI                                                             16,578,350

                                              Total Investments in Common Stocks
                                              (Cost--$109,066,120)--1.2%                                      46,127,786

Warrants (j)

Cable--Domestic--0.0%                25,000   People's Choice TV Corp.                                             3,250

Cable--International--0.0%           45,000   UIH Australia/Pacific                                            1,355,625

Computer Services--                   7,000   Splitrock Services Inc.                                          1,680,000
Electronics--0.0%

Energy--0.0%                                  Chi Energy Inc.:
                                     74,562     (Series B)                                                       111,843
                                     48,400     (Series C)                                                        72,600
                                                                                                          --------------
                                                                                                                 184,443

Entertainment--0.1%                 385,661   On Command Corporation                                           2,193,447
Gaming--0.0%                        113,386   Trump Castle Funding, Inc.                                               1

Media & Communications--             15,000   Loral Space & Communications                                       108,750
International--0.0%

Wireless Communications--            57,040   Page Mart Inc.                                                     470,580
Domestic--0.0%                       50,338   Wireless One Inc.                                                      503
                                                                                                          --------------
                                                                                                                 471,083

Wireless Communications--            53,472   Comunicacion Celular SA (i)                                        668,400
International--0.0%
                                              Total Investments in Warrants
                                              (Cost--$5,497,215)--0.1%                                         6,664,999

                                              Total Long-Term Investments
                                              (Cost--$4,786,815,269)--97.0%                                3,845,758,589


Merrill Lynch Corporate Bond Fund, Inc., High Income Portfolio
March 31, 2000

SCHEDULE OF INVESTMENTS (concluded)                                                                       (in US dollars)
                 S&P    Moody's    Face
Industries      Rating   Rating   Amount                      Issue                                            Value

Short-Term Securities
Commercial Paper***--1.1%       $42,909,000   General Electric Capital Corp., 6.25% due 4/03/2000         $   42,909,000

                                              Total Investments in Short-Term Securities
                                              (Cost--$42,909,000)--1.1%                                       42,909,000


Total Investments (Cost--$4,829,724,269)--98.1%                                                            3,888,667,589

Other Assets Less Liabilities--1.9%                                                                           74,707,459
                                                                                                          --------------
Net Assets--100.0%                                                                                        $3,963,375,048
                                                                                                          ==============


 (a)Each $1,000 face amount contains one warrant of Australis Media
    Ltd.
 (b)Each $1,000 face amount contains one warrant of Republic
    Technology.
 (c)Each $1,000 face amount contains one warrant of United
    International Holdings, Inc.
 (d)Represents a step bond. Coupon payments are paid-in-kind, in which the Portfolio receives additional face amount at an annual rate of 1.75% until May 15, 2000. Subsequently, the Portfolio will receive cash coupon payments at an annual rate of 15.75% until maturity.
 (e)Represents a zero coupon or step bond; the interest rate shown is the effective yield at the time of purchase by the Portfolio.
 (f)Represents an obligation by Jazz Casino Co. LLC to pay a semi-annual amount to the Portfolio through 11/15/2009. The payments are based upon varying interest rates and the amounts, which may be paid-in-kind, are contingent upon the earnings before income taxes, depreciation and amortization of Jazz Casino Co. LLC on a fiscal year basis.
 (g)Restricted securities as to resale. The value of the Portfolio's investment in restricted securities was approximately $71,746,000, representing 1.8% of net assets.

                                                              Acquisition
    Issue                                      Date(s)            Cost          Value

    APP Financial II Mauritius Ltd., 12%      4/24/1998--
                                              5/01/1998      $ 18,425,000   $ 12,652,500
    TCR Holdings (Convertible Preferred):
       (Class B)                              12/10/1998           27,936          4,656
       (Class C)                              12/10/1998           14,340          2,561
       (Class D)                              12/10/1998           35,781          6,751
       (Class E)                              12/10/1998           87,998         13,968
    TransAmerican Refining Corporation,
    13% due 12/15/2002                        12/09/1997       35,640,000     36,180,000
    Tucson Electric & Power Co.,
    10.732% due 1/01/2013                     7/16/1993--
                                             10/06/1998        20,606,895     22,885,648

    Total                                                   $  74,837,950   $ 71,746,084
                                                            =============   ============


 (h)The security is a perpetual bond and has no definite maturity date.
 (i)The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
 (j)Warrants entitle the Portfolio to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
 (k)Maturity of this security is pending as a result of bankruptcy proceedings.
 (l)Floating rate note.
   *Not Rated.
  **Industry classifications for convertible bonds are: (1) Health
    Services.
 ***Commercial Paper is traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase by the Portfolio.
  ++Non-income producing security.
++++Represents a pay-in-kind security which may pay
    interest/dividends in additional face/shares.
 +++Asset-Backed Obligations are subject to principal paydowns as a result of prepayments or refinancings of the underlying instruments.
    As a result, the average life may be substantially less than the original maturity.

See Notes to Financial Statements.


Merrill Lynch Corporate Bond Fund, Inc., High Income Portfolio
March 31, 2000


FINANCIAL INFORMATION

Statement of Assets and Liabilities as of March 31, 2000
Assets:             Investments, at value (identified cost--$4,829,724,269)                               $3,888,667,589
                    Cash                                                                                         705,711
                    Receivables:
                      Interest                                                           $   98,722,088
                      Securities sold                                                        28,318,823
                      Dividends                                                               1,422,532
                      Capital shares sold                                                     1,165,862
                      Paydowns                                                                  106,508      129,735,813
                                                                                         --------------
                    Prepaid registration fees and other assets                                                   412,693
                                                                                                          --------------
                    Total assets                                                                           4,019,521,806
                                                                                                          --------------

Liabilities:        Payables:
                      Securities purchased                                                   20,565,628
                      Capital shares redeemed                                                18,109,701
                      Dividends to shareholders                                              12,706,093
                      Distributor                                                             2,147,300
                      Investment adviser                                                      1,294,038       54,822,760
                                                                                         --------------
                    Accrued expenses and other liabilities                                                     1,323,998
                                                                                                          --------------
                    Total liabilities                                                                         56,146,758
                                                                                                          --------------

Net Assets:         Net assets                                                                            $3,963,375,048
                                                                                                          ==============

Net Assets          Class A Common Stock, $.10 par value, 500,000,000 shares
Consist of:         authorized                                                                            $   11,108,679
                    Class B Common Stock, $.10 par value, 1,500,000,000 shares
                    authorized                                                                                41,147,690
                    Class C Common Stock, $.10 par value, 200,000,000 shares
                    authorized                                                                                 4,349,019
                    Class D Common Stock, $.10 par value, 500,000,000 shares
                    authorized                                                                                 4,947,220
                    Paid-in capital in excess of par                                                       5,228,423,649
                    Accumulated realized capital losses on investments--net                                 (259,352,649)
                    Accumulated distributions in excess of realized capital gains on
                    investments--net                                                                        (126,191,880)
                    Unrealized depreciation on investments--net                                             (941,056,680)
                                                                                                          --------------
                    Net assets                                                                            $3,963,375,048
                                                                                                          ==============

Net Asset           Class A--Based on $715,100,741 and 111,086,786 shares
Value:                       outstanding                                                                  $         6.44
                                                                                                          ==============
                    Class B--Based on $2,649,413,761 and 411,476,902 shares
                             outstanding                                                                  $         6.44
                                                                                                          ==============
                    Class C--Based on $280,208,020 and 43,490,187 shares
                             outstanding                                                                  $         6.44
                                                                                                          ==============
                    Class D--Based on $318,652,526 and 49,472,195 shares
                             outstanding                                                                  $         6.44
                                                                                                          ==============

                    See Notes to Financial Statements.


Merrill Lynch Corporate Bond Fund, Inc., High Income Portfolio
March 31, 2000


FINANCIAL INFORMATION (continued)

Statement of Operations for the Six Months Ended March 31, 2000
Investment          Interest and discount earned                                                          $  241,335,364
Income:             Dividends                                                                                 10,514,124
                    Other                                                                                      2,598,718
                                                                                                          --------------
                    Total income                                                                             254,448,206
                                                                                                          --------------

Expenses:           Account maintenance and distribution fees--Class B                   $   11,373,853
                    Investment advisory fees                                                  9,243,621
                    Transfer agent fees--Class B                                              1,674,840
                    Account maintenance and distribution fees--Class C                        1,318,753
                    Account maintenance fees--Class D                                           431,112
                    Transfer agent fees--Class A                                                372,395
                    Accounting services                                                         239,751
                    Transfer agent fees--Class C                                                188,248
                    Transfer agent fees--Class D                                                165,097
                    Printing and shareholder reports                                             92,243
                    Custodian fees                                                               86,793
                    Registration fees                                                            62,297
                    Professional fees                                                            40,441
                    Directors' fees and expenses                                                 13,938
                    Pricing fees                                                                 12,520
                    Other                                                                        48,922
                                                                                         --------------
                    Total expenses                                                                            25,364,824
                                                                                                          --------------
                    Investment income--net                                                                   229,083,382
                                                                                                          --------------

Realized &          Realized loss on investments--net                                                       (259,352,649)
Unrealized          Change in unrealized depreciation on investments--net                                    165,362,754
Gain (Loss) on                                                                                            --------------
Investments--Net:   Net Increase in Net Assets Resulting from Operations                                  $  135,093,487
                                                                                                          ==============


                    See Notes to Financial Statements.


Merrill Lynch Corporate Bond Fund, Inc., High Income Portfolio
March 31, 2000


FINANCIAL INFORMATION (continued)

Statements of Changes in Net Assets
                                                                                         For the Six         For the
                                                                                         Months Ended       Year Ended
                                                                                          March 31,       September 30,
Increase (Decrease) in Net Assets:                                                           2000              1999
Operations:         Investment income--net                                               $  229,083,382   $  560,286,172
                    Realized loss on investments--net                                      (259,352,649)    (120,681,720)
                    Change in unrealized depreciation on investments--net                   165,362,754     (112,214,466)
                                                                                         --------------   --------------
                    Net increase in net assets resulting from operations                    135,093,487      327,389,986
                                                                                         --------------   --------------

Dividends &         Investment income--net:
Distributions to      Class A                                                               (42,046,636)     (92,923,653)
Shareholders:         Class B                                                              (152,350,456)    (382,415,655)
                      Class C                                                               (16,468,971)     (44,201,661)
                      Class D                                                               (18,217,319)     (40,745,203)
                    Realized gain on investments--net:
                      Class A                                                                        --         (670,291)
                      Class B                                                                        --       (3,070,864)
                      Class C                                                                        --         (367,912)
                      Class D                                                                        --         (299,510)
                    In excess of realized gain on investments--net:
                      Class A                                                                        --      (18,923,916)
                      Class B                                                                        --      (86,697,810)
                      Class C                                                                        --      (10,387,035)
                      Class D                                                                        --       (8,455,881)
                                                                                         --------------   --------------
                    Net decrease in net assets resulting from dividends and
                    distributions to shareholders                                          (229,083,382)    (689,159,391)
                                                                                         --------------   --------------

Capital Share       Net decrease in net assets derived from capital share
Transactions:       transactions                                                           (761,866,534)  (1,191,917,429)
                                                                                         --------------   --------------

Net Assets:         Total decrease in net assets                                           (855,856,429)  (1,553,686,834)
                    Beginning of period                                                   4,819,231,477    6,372,918,311
                                                                                         --------------   --------------
                    End of period                                                        $3,963,375,048   $4,819,231,477
                                                                                         ==============   ==============

                    See Notes to Financial Statements.


Merrill Lynch Corporate Bond Fund, Inc., High Income Portfolio
March 31, 2000


FINANCIAL INFORMATION (continued)

Financial Highlights
                                                                                      Class A
                                                                For the
                                                               Six Months
The following per share data and ratios have been derived        Ended
from information provided in the financial statements.         March 31,       For the Year Ended September 30,
Increase (Decrease) in Net Asset Value:                          2000       1999       1998        1997++       1996++
Per Share           Net asset value, beginning of period     $     6.59  $     7.05  $     8.29  $     7.93   $     7.80
Operating                                                    ----------  ----------  ----------  ----------   ----------
Performance:        Investment income--net                          .36         .72         .75         .74          .75
                    Realized and unrealized gain (loss) on
                    investments--net                               (.15)       (.31)      (1.19)        .36          .14
                                                             ----------  ----------  ----------  ----------   ----------
                    Total from investment operations                .21         .41        (.44)       1.10          .89
                                                             ----------  ----------  ----------  ----------   ----------
                    Less dividends and distributions:
                      Investment income--net                       (.36)       (.72)       (.75)       (.74)        (.76)
                      In excess of investment income--net            --          --          --          --           --+++++
                      Realized gain on investments--net              --        (.01)       (.05)         --           --
                      In excess of realized gain on
                      investments--net                               --        (.14)         --          --           --
                                                             ----------  ----------  ----------  ----------   ----------
                    Total dividends and distributions              (.36)       (.87)       (.80)       (.74)        (.76)
                                                             ----------  ----------  ----------  ----------   ----------
                    Net asset value, end of period           $     6.44  $     6.59  $     7.05  $     8.29   $     7.93
                                                             ==========  ==========  ==========  ==========   ==========

Total Investment    Based on net asset value per share            3.19%+++    5.90%      (5.98%)     14.58%       11.95%
Return:**                                                    ==========  ==========  ==========  ==========   ==========

Ratios to Average   Expenses                                       .53%*       .51%        .49%        .51%         .51%
Net Assets:                                                  ==========  ==========  ==========  ==========   ==========
                    Investment income--net                       10.78%*     10.40%       9.40%       9.23%        9.57%
                                                             ==========  ==========  ==========  ==========   ==========

Supplemental        Net assets, end of period (in
Data:               thousands)                               $  715,101  $  807,942  $  922,820  $1,044,799   $  947,479
                                                             ==========  ==========  ==========  ==========   ==========
                    Portfolio turnover                            7.86%      19.74%      41.97%      38.58%       32.44%
                                                             ==========  ==========  ==========  ==========   ==========


                   *Annualized.
                  **Total investment returns exclude the effects of sales charges.
                  ++Based on average shares outstanding.
                 +++Aggregate total investment return.
               +++++Amount is less than $.01 per share.

                    See Notes to Financial Statements.

Merrill Lynch Corporate Bond Fund, Inc., High Income Portfolio
March 31, 2000


FINANCIAL INFORMATION (continued)

Financial Highlights (continued)
                                                                                       Class B
                                                               For the
                                                              Six Months
The following per share data and ratios have been derived       Ended
from information provided in the financial statements.        March 31,          For the Year Ended September 30,
Increase (Decrease) in Net Asset Value:                          2000       1999         1998       1997++     1996++
Per Share           Net asset value, beginning of period     $     6.59  $     7.05  $     8.30  $     7.93   $     7.80
Operating                                                    ----------  ----------  ----------  ----------   ----------
Performance:        Investment income--net                          .33         .67         .69         .68          .69
                    Realized and unrealized gain (loss) on
                    investments--net                               (.15)       (.31)      (1.20)         .37          .15
                                                             ----------  ----------  ----------  ----------   ----------
                    Total from investment operations                .18         .36        (.51)       1.05          .84
                                                             ----------  ----------  ----------  ----------   ----------
                    Less dividends and distributions:
                      Investment income--net                       (.33)       (.67)       (.69)       (.68)        (.71)
                      In excess of investment income--net            --          --          --          --           --+++++
                      Realized gain on investments--net              --        (.01)       (.05)         --           --
                      In excess of realized gain on
                      investments--net                               --        (.14)         --          --           --
                                                             ----------  ----------  ----------  ----------   ----------
                    Total dividends and distributions              (.33)       (.82)       (.74)       (.68)        (.71)
                                                             ----------  ----------  ----------  ----------   ----------
                    Net asset value, end of period           $     6.44  $     6.59  $     7.05  $     8.30   $     7.93
                                                             ==========  ==========  ==========  ==========   ==========

Total Investment    Based on net asset value per share            2.80%+++    5.10%      (6.80%)     13.86%       11.11%
Return:**                                                    ==========  ==========  ==========  ==========   ==========

Ratios to Average   Expenses                                      1.30%*      1.28%       1.25%       1.27%        1.28%
Net Assets:                                                  ==========  ==========  ==========  ==========   ==========
                    Investment income--net                       10.02%*      9.66%       8.63%       8.46%        8.80%
                                                             ==========  ==========  ==========  ==========   ==========

Supplemental        Net assets, end of period (in
Data:               thousands)                               $2,649,414  $3,290,248  $4,469,452  $5,495,488   $4,250,539
                                                             ==========  ==========  ==========  ==========   ==========
                    Portfolio turnover                            7.86%      19.74%      41.97%      38.58%       32.44%
                                                             ==========  ==========  ==========  ==========   ==========



                   *Annualized.
                  **Total investment returns exclude the effects of sales charges.
                  ++Based on average shares outstanding.
                 +++Aggregate total investment return.
               +++++Amount is less than $.01 per share.

                    See Notes to Financial Statements.


Merrill Lynch Corporate Bond Fund, Inc., High Income Portfolio
March 31, 2000


FINANCIAL INFORMATION (continued)

Financial Highlights (continued)
                                                                                       Class C
                                                               For the
                                                              Six Months
The following per share data and ratios have been derived       Ended
from information provided in the financial statements.        March 31,          For the Year Ended September 30,
Increase (Decrease) in Net Asset Value:                          2000       1999         1998         1997++     1996++
Per Share           Net asset value, beginning of period     $     6.60  $     7.06  $     8.30  $     7.94   $     7.81
Operating                                                    ----------  ----------  ----------  ----------   ----------
Performance:        Investment income--net                          .33         .66         .69         .68          .68
                    Realized and unrealized gain (loss) on
                    investments--net                               (.16)       (.31)      (1.19)        .36          .15
                                                             ----------  ----------  ----------  ----------   ----------
                    Total from investment operations                .17         .35        (.50)       1.04          .83
                                                             ----------  ----------  ----------  ----------   ----------
                    Less dividends and distributions:
                      Investment income--net                       (.33)       (.66)       (.69)       (.68)        (.70)
                      In excess of investment income--net            --          --          --          --           --+++++
                      Realized gain on investments--net              --        (.01)       (.05)         --           --
                      In excess of realized gain on
                      investments--net                               --        (.14)         --          --           --
                                                             ----------  ----------  ----------  ----------   ----------
                    Total dividends and distributions              (.33)       (.81)       (.74)       (.68)        (.70)
                                                             ----------  ----------  ----------  ----------   ----------
                    Net asset value, end of period           $     6.44  $     6.60  $     7.06  $     8.30   $     7.94
                                                             ==========  ==========  ==========  ==========   ==========

Total Investment    Based on net asset value per share            2.62%+++    5.06%      (6.72%)     13.66%       11.05%
Return:**                                                    ==========  ==========  ==========  ==========   ==========

Ratios to Average   Expenses                                      1.35%*      1.33%       1.31%       1.32%        1.33%
Net Assets:                                                  ==========  ==========  ==========  ==========   ==========
                    Investment income--net                        9.96%*      9.62%       8.58%       8.39%        8.73%
                                                             ==========  ==========  ==========  ==========   ==========

Supplemental        Net assets, end of period (in
Data:               thousands)                               $  280,208  $  361,606  $  550,482  $  638,626   $  362,518
                                                             ==========  ==========  ==========  ==========   ==========
                    Portfolio turnover                            7.86%      19.74%      41.97%      38.58%       32.44%
                                                             ==========  ==========  ==========  ==========   ==========

                   *Annualized.
                  **Total investment returns exclude the effects of sales charges. ++Based on average shares outstanding.
                 +++Aggregate total investment return.
               +++++Amount is less than $.01 per share.

                    See Notes to Financial Statements.


Merrill Lynch Corporate Bond Fund, Inc., High Income Portfolio
March 31, 2000


FINANCIAL INFORMATION (concluded)

Financial Highlights (concluded)
                                                                                       Class D
                                                               For the
                                                              Six Months
The following per share data and ratios have been derived       Ended
from information provided in the financial statements.        March 31,         For the Year Ended September 30,
Increase (Decrease) in Net Asset Value:                          2000       1999         1998       1997++       1996++
Per Share           Net asset value, beginning of period     $     6.59  $     7.05  $     8.30  $     7.94   $     7.80
Operating                                                    ----------  ----------  ----------  ----------   ----------
Performance:        Investment income--net                          .35         .70         .73         .72          .72
                    Realized and unrealized gain (loss) on
                    investments--net                               (.15)       (.31)      (1.20)        .36          .16
                                                             ----------  ----------  ----------  ----------   ----------
                    Total from investment operations                .20         .39        (.47)       1.08          .88
                                                             ----------  ----------  ----------  ----------   ----------
                    Less dividends and distributions:
                      Investment income--net                       (.35)       (.70)       (.73)       (.72)        (.74)
                      In excess of investment income--net            --          --          --          --           --+++++
                      Realized gain on investments--net              --        (.01)       (.05)         --           --
                      In excess of realized gain on
                      investments--net                               --        (.14)         --          --           --
                                                             ----------  ----------  ----------  ----------   ----------
                    Total dividends and distributions              (.35)       (.85)       (.78)       (.72)        (.74)
                                                             ----------  ----------  ----------  ----------   ----------
                    Net asset value, end of period           $     6.44  $     6.59  $     7.05  $     8.30   $     7.94
                                                             ==========  ==========  ==========  ==========   ==========

Total Investment    Based on net asset value per share            3.07%+++    5.64%      (6.32%)     14.29%       11.82%
Return:**                                                    ==========  ==========  ==========  ==========   ==========

Ratios to Average   Expenses                                       .78%*       .76%        .74%        .76%         .76%
Net Assets:                                                  ==========  ==========  ==========  ==========   ==========
                    Investment income--net                       10.54%*     10.15%       9.14%       8.95%        9.30%
                                                             ==========  ==========  ==========  ==========   ==========

Supplemental        Net assets, end of period (in
Data:               thousands)                               $  318,652  $  359,435  $  430,164  $  496,836   $  267,687
                                                             ==========  ==========  ==========  ==========   ==========
                    Portfolio turnover                            7.86%      19.74%      41.97%      38.58%       32.44%
                                                             ==========  ==========  ==========  ==========   ==========


                   *Annualized.
                  **Total investment returns exclude the effects of sales charges.
                  ++Based on average shares outstanding.
                 +++Aggregate total investment return.
               +++++Amount is less than $.01 per share.

                    See Notes to Financial Statements.


Merrill Lynch Corporate Bond Fund, Inc., High Income Portfolio
March 31, 2000


NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:
High Income Portfolio (the "Portfolio") is one of three portfolios in Merrill Lynch Corporate Bond Fund, Inc. (the "Fund") which is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The Portfolio has offered four classes of shares under the Merrill Lynch Select PricingSM System. On March 31, 2000, the Fund's Board of Directors approved a proposal to resume offering the Portfolio's shares to new investors. Since March 24, 1998, shares of the Portfolio have no longer been available for purchase (or exchange), except under the following circumstances: shareholders of the Portfolio may continue to elect to have dividends and distributions paid on shares of the Portfolio reinvested in additional shares of the Portfolio; certain participants in employer-sponsored retirement or savings plans, including eligible 401(k) plans, will continue to be permitted to purchase shares of the Portfolio through such plans; and shares of the Portfolio will continue to be available for purchase by participants in certain fee-based programs, such as the Mutual Fund Advisor program administered by Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of Merrill Lynch & Co. ("ML & Co."). In addition, shares of the Portfolio will continue to be available for purchase in single transactions over $1,000,000. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. The following is a summary of significant accounting policies followed by the Portfolio.

(a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued, or lacking any sales, at the mean between closing bid and asked prices. Securities traded in the over-the-counter market are valued at the mean of the most recent bid and ask prices as obtained from one or more dealers that make markets in the securities. Portfolio securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market, and it is expected that for debt securities this ordinarily will be the over-the-counter market. Short-term securities are valued at amortized cost, which approximates market value.

Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Financial futures contracts and options thereon, which are traded on exchanges, are valued at their closing price at the close of such exchanges. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund, including valuations furnished by a pricing service retained by the Fund which may use a matrix system for valuations.

(b) Derivative financial instruments--The Portfolio may engage in various portfolio investment strategies to increase or decrease the level of risk to which the Portfolio is exposed more quickly and efficiently than transactions in other types of instruments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

* Financial futures contracts--The Portfolio may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Portfolio deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.


Merrill Lynch Corporate Bond Fund, Inc., High Income Portfolio
March 31, 2000


NOTES TO FINANCIAL STATEMENTS (continued)

* Options--The Portfolio is authorized to purchase and write call and put options. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written.

When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Portfolio enters into a closing transaction), the Portfolio realizes a gain or loss on the option to the extent of the premiums received or paid (or loss or gain to the extent the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

(c) Income taxes--It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(d) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Dividend income is recorded on the ex-dividend dates. Interest income (including amortization of discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(e) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(f) Dividends and distributions--Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates. Distributions in excess of realized capital gains are due primarily to differing tax treatments for post-October losses.

2. Investment Advisory Agreement and
Transactions with Affiliates:
The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of ML & Co., which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with Merrill Lynch Funds Distributor ("MLFD" or the "Distributor"), a division of Princeton Funds Distributor, Inc. ("PFD"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

FAM is responsible for the management of the Fund's Portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee with respect to the Portfolio based upon the aggregate average daily value of the Fund's net assets at the following annual rates: .55% of the Fund's average daily net assets not exceeding $250 million; .50% of average daily net assets in excess of $250 million but not exceeding $500 million;
 .45% of average daily net assets in excess of $500 million but not exceeding $750 million; and .40% of average daily net assets in excess of $750 million. For the six months ended March 31, 2000, the aggregate average daily net assets of the Fund, including the Fund's Investment Grade Portfolio and Intermediate Term Portfolio, was approximately $6,180,283,000.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of the Portfolio as follows:

                                     Account       Distribution
                                 Maintenance Fee        Fee

Class B                                .25%            .50%
Class C                                .25%            .55%
Class D                                .25%            --


Merrill Lynch Corporate Bond Fund, Inc., High Income Portfolio
March 31, 2000


Pursuant to a sub-agreement with the Distributor, MLPF&S, a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the six months ended March 31, 2000, MLFD earned underwriting discounts and direct commissions and MLPF&S earned dealer concessions on sales of the Portfolio's Class A and Class D Shares as follows:

                                       MLFD        MLPF&S

Class A                               $3,441       $31,319
Class D                               $4,554       $33,998


For the six months ended March 31, 2000, MLPF&S received contingent deferred sales charges of $3,392,902 and $9,017 relating to transactions in Class B and Class C Shares of the Portfolio, respectively, and front-end sales charge waivers of $825 relating to transactions in Class D Shares.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

During the six months ended March 31, 2000, the Portfolio paid
Merrill Lynch Security Pricing Service, an affiliate of MLPF&S, $942 for security price quotations to compute the net asset value of the Portfolio.

Accounting services are provided to the Fund by FAM at cost.

Certain officers and/or directors of the Fund are officers and/or directors of FAM, PSI, MLFD, FDS, and/or ML & Co.

3. Investments:
Purchases and sales of investments, excluding short-term securities, for the six months ended March 31, 2000 were $337,535,114 and $1,040,302,495, respectively.

Net realized losses for the six months ended March 31, 2000 and net unrealized losses as of March 31, 2000 were as follows:


                                 Realized        Unrealized
                                  Losses           Losses

Long-term investments        $ (259,352,649)   $ (941,056,680)
                             --------------    --------------
Total                        $ (259,352,649)   $ (941,056,680)
                             ==============    ==============


As of March 31, 2000, net unrealized depreciation for Federal income tax purposes aggregated $941,056,680, of which $36,554,392 related to appreciated securities and $977,611,072 related to depreciated securities. The aggregate cost of investments at March 31, 2000 for Federal income tax purposes was $4,829,724,269.

4. Capital Share Transactions:
Net decrease in net assets derived from capital share transactions was $761,866,534 and $1,191,917,429 for the six months ended March 31, 2000 and for the year ended September 30, 1999, respectively.

Transactions in capital shares for each class were as follows:


Class A Shares for the
Six Months Ended                                   Dollar
March 31, 2000                    Shares           Amount

Shares sold                      11,826,744   $   77,944,134
Shares issued to share-
holders in reinvestment of
dividends                         2,261,862       14,898,062
                              -------------   --------------
Total issued                     14,088,606       92,842,196
Shares redeemed                 (25,609,327)    (168,718,336)
                              -------------   --------------
Net decrease                    (11,520,721)  $  (75,876,140)
                              =============   ==============


Merrill Lynch Corporate Bond Fund, Inc., High Income Portfolio
March 31, 2000


NOTES TO FINANCIAL STATEMENTS (concluded)


Class A Shares for the Year                        Dollar
Ended September 30, 1999          Shares           Amount

Shares sold                      37,334,447   $  261,220,060
Shares issued to shareholders
in reinvestment of dividends
and distributions                 6,117,372       42,353,924
                              -------------   --------------
Total issued                     43,451,819      303,573,984
Shares redeemed                 (51,766,039)    (360,396,170)
                              -------------   --------------
Net decrease                     (8,314,220)  $  (56,822,186)
                              =============   ==============


Class B Shares for the Six Months                  Dollar
Ended March 31, 2000              Shares           Amount

Shares sold                      10,801,231   $   71,222,086
Shares issued to shareholders
in reinvestment of dividends      9,375,983       61,758,418
                              -------------   --------------
Total issued                     20,177,214      132,980,504
Automatic conversion of
shares                           (2,715,871)     (17,921,528)
Shares redeemed                (105,170,804)    (692,988,584)
                              -------------   --------------
Net decrease                    (87,709,461)  $ (577,929,608)
                              =============   ==============


Class B Shares for the Year                        Dollar
Ended September 30, 1999          Shares           Amount

Shares sold                      35,328,168   $  246,251,760
Shares issued to shareholders
in reinvestment of dividends
and distributions                30,984,036      214,651,143
                              -------------   --------------
Total issued                     66,312,204      460,902,903
Automatic conversion of
shares                           (4,819,675)     (33,308,103)
Shares redeemed                (196,217,737)  (1,357,326,809)
                              -------------   --------------
Net decrease                   (134,725,208)  $ (929,732,009)
                              =============   ==============


Class C Shares for the Six Months                  Dollar
Ended March 31, 2000              Shares           Amount

Shares sold                       1,450,222   $    9,582,625
Shares issued to shareholders
in reinvestment of dividends      1,253,271        8,260,010
                              -------------   --------------
Total issued                      2,703,493       17,842,635
Shares redeemed                 (14,039,294)     (92,596,633)
                              -------------   --------------
Net decrease                    (11,335,801)  $  (74,753,998)
                              =============   ==============


Class C Shares for the Year                        Dollar
Ended September 30, 1999          Shares           Amount

Shares sold                       4,456,378   $   31,228,663
Shares issued to shareholders
in reinvestment of dividends
and distributions                 4,393,975       30,452,417
                              -------------   --------------
Total issued                      8,850,353       61,681,080
Shares redeemed                 (32,048,468)    (222,320,613)
                              -------------   --------------
Net decrease                    (23,198,115)  $ (160,639,533)
                              =============   ==============


Class D Shares for the Six Months                  Dollar
Ended March 31, 2000              Shares           Amount

Shares sold                       3,016,876   $   19,855,073
Automatic conversion of
shares                            2,715,790       17,921,528
Shares issued to shareholders
in reinvestment of dividends      1,356,107        8,934,704
                              -------------   --------------
Total issued                      7,088,773       46,711,305
Shares redeemed                 (12,128,651)     (80,018,093)
                              -------------   --------------
Net decrease                     (5,039,878)  $  (33,306,788)
                              =============   ==============


Class D Shares for the Year                        Dollar
Ended September 30, 1999          Shares           Amount

Shares sold                       7,998,021   $   55,581,473
Automatic conversion of
shares                            4,815,996       33,308,103
Shares issued to shareholders
in reinvestment of dividends
and distributions                 3,676,672       25,476,676
                              -------------   --------------
Total issued                     16,490,689      114,366,252
Shares redeemed                 (22,965,985)    (159,089,953)
                              -------------   --------------
Net decrease                     (6,475,296)  $  (44,723,701)
                              =============   ==============


5. Capital Loss Carryforward:
At September 30, 1999, the Portfolio had a net capital loss carryforward of approximately $74,969,000, all of which expires in 2007. This amount will be available to offset like amounts of any future taxable gains.


Merrill Lynch Corporate Bond Fund, Inc., High Income Portfolio
March 31, 2000


OFFICERS AND DIRECTORS

Terry K. Glenn, President and Director
Ronald W. Forbes, Director
Cynthia A. Montgomery, Director
Charles C. Reilly, Director
Kevin A. Ryan, Director
Richard R. West, Director
Arthur Zeikel, Director
Christopher G. Ayoub, Senior Vice President
Vincent T. Lathbury III, Senior Vice President
Joseph T. Monagle Jr., Senior Vice President
Donald C. Burke, Vice President and Treasurer
Ira P. Shapiro, Secretary

Custodian
State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863